Financial Instruments - Pre-tax Gains (Losses) on Condensed Consolidated Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Cash Flow Hedges
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	$ 13	$ 4	$ 37	$ 5
Foreign exchange contracts-accumulated other comprehensive income (effective portion)	(1)	(1)	4	14
Interest Expense [Member]
Fair Value Hedges
Interest rate derivatives		(10)	(7)	(8)
Gains/(losses) on hedged items		10	7	8
Cash Flow Hedges
Interest rate derivatives-Reclassified from accumulated other comprehensive income (effective portion)	(1)		(2)	(3)
Net sales [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	2	18	4	38
Cost of Goods Sold [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	(9)	(5)	(43)	17
Other, Net [Member]
Cash Flow Hedges
Foreign exchange contracts, Reclassified from accumulated other comprehensive income (effective portion)	4	(1)	8	5
Not Designated as Hedges
Not Designated as Hedges, Foreign exchange contracts	$ (11)	$ (33)	$ 13	$ (147)